SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On February 1, 2021, the Company received notice that the PPP Cares Act loan that was issued in 2020 in the amount of $1,421,395 including accrued interest, was forgiven by the Small Business Administration.

On February 26, 2021, as previously disclosed, the Company accepted an offer from two existing shareholders to invest $4,500,000 in the form of a newly designated Series C Convertible Preferred Stock.  The offer includes a registration rights agreement and contains certain voting limitations subject to shareholder approval.